Document And Entity Information	Aug. 06, 2025
Document Information [Line Items]
Document Type	8-K12G3
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	ContextLogic Holdings Inc.
Entity Central Index Key	0002064307
Entity Emerging Growth Company	false
Entity File Number	001-39775
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	2648 International Blvd., Ste 115
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	(415)
Local Phone Number	965-8476
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Easter Parent, Inc.